                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                       THE PROSPECTUSES DATED MAY 1, 2016,
                       APRIL 30, 2012 (AS SUPPLEMENTED),
                         MAY 1, 2011 (AS SUPPLEMENTED),
                        AND MAY 1, 2009 (AS SUPPLEMENTED)

This supplement applies to the following prospectuses:

     o the prospectus dated May 1, 2016 for the Series C (offered between September 4, 2001 and October 7, 2011) variable annuity contract issued by MetLife Insurance Company USA;

     o the prospectus dated April 30, 2012 (as supplemented) for the Series C (offered on and after October 7, 2011) variable annuity contract issued by MetLife Insurance Company USA;

     o the prospectus dated May 1, 2009 (as supplemented) for the Class C variable annuity contract issued by MetLife Insurance Company USA; and

     o the prospectus dated May 1, 2011 (as supplemented) for the Class C (offered between September 4, 2001 and October 7, 2011) variable annuity contract issued by First MetLife Investors Insurance Company (collectively with MetLife Insurance Company USA, the "Companies").

Effective as of March 19, 2002 (October 31, 2002 for First MetLife Investors Insurance Company), the Companies suspended any allocations and/or transfers to the Fixed Account under the Series C and Class C contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                                  Series/Class C
                                                                      SUPP-FXC16

                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2016
                                      TO
             THE PROSPECTUS DATED APRIL 30, 2012 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 30, 2012 (as supplemented) for the Series C (offered on and after October 7, 2011) variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. HIGHLIGHTS

In the "HIGHLIGHTS" section, add the following disclosure to the end of the fourth paragraph:

   There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (I.E., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).

2. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II," replace the bullet item under option (A) with the following:

   . 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, the BlackRock Ultra-Short Term Bond Portfolio and/or the Fixed Account (you may not allocate Purchase Payments to the Dollar Cost Averaging program).

                                                                   SUPP-C2US516

In the "PURCHASE" section, under "Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III and EDB II," replace the lists of investment options in each Platform with the following:

   Platform 1
   ----------
   Fixed Account
   Barclays Capital Aggregate Bond Index Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   JPMorgan Core Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
   Western Asset Management U.S. Government Portfolio

   Platform 2
   ----------
   AB Global Dynamic Allocation Portfolio
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   Met/Wellington Core Equity Opportunities Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio

   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

   Platform 3
   ----------
   Frontier Mid Cap Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
   Invesco Mid Cap Value Portfolio
   Met/Artisan Mid Cap Value Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio

   Platform 4
   ----------
   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Met/Aberdeen Emerging Markets Equity Portfolio
   Met/Dimensional International Small Company Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Templeton International Bond Portfolio
   MetLife Small Cap Value Portfolio
   Neuberger Berman Genesis Portfolio
   Russell 2000(R) Index Portfolio
   Van Eck Global Natural Resources Portfolio

3. INVESTMENT OPTIONS

Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.

In the "INVESTMENT OPTIONS" section, add the following disclosure after the fourth paragraph:

   The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").

   (a) AB Global Dynamic Allocation Portfolio

   (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c) AQR Global Risk Balanced Portfolio

   (d) BlackRock Global Tactical Strategies Portfolio

   (e) Invesco Balanced-Risk Allocation Portfolio

   (f) JPMorgan Global Active Allocation Portfolio

   (g) MetLife Balanced Plus Portfolio

   (h) MetLife Multi-Index Targeted Risk Portfolio

   (i) PanAgora Global Diversified Risk Portfolio

   (j) Pyramis(R) Managed Risk Portfolio

   (k) Schroders Global Multi-Asset Portfolio

   Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

   If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.

In the "INVESTMENT OPTIONS" section under "Dollar Cost Averaging Program
(DCA)," replace the third paragraph with the following:

   This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:

   FIXED ANNUITY PAYMENTS

   The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.

5. OTHER INFORMATION

In the "OTHER INFORMATION" section under "MetLife USA," add the following paragraph:

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.

In the "OTHER INFORMATION" section under "Requests and Elections," the fax number is changed to (877) 547-9666 and www.metlifeinvestors.com is replaced with www.metlife.com.

6. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.

7. APPENDIX A

Add the following to the end of Appendix A:

   DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1,

   2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).

Effective as of May 1, 2016:

    .  Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class
       B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);

    . Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and

    . Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).

8. APPENDIX B

Replace Appendix B (Participating Investment Portfolios) with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                         DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                            AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                              MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
INVESTMENT PORTFOLIO                             FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
   AB Global Dynamic Allocation Portfolio        0.61%       0.25%      0.03%    0.02%     0.91%       0.02%       0.89%
   Allianz Global Investors Dynamic Multi-
     Asset Plus Portfolio                        0.68%       0.25%      0.42%    0.02%     1.37%       0.15%       1.22%
   American Funds(R) Balanced Allocation
     Portfolio                                   0.06%       0.55%        --     0.42%     1.03%         --        1.03%
   American Funds(R) Growth Allocation
     Portfolio                                   0.06%       0.55%      0.01%    0.43%     1.05%         --        1.05%
   American Funds(R) Growth Portfolio              --        0.55%      0.02%    0.35%     0.92%         --        0.92%
   American Funds(R) Moderate Allocation
     Portfolio                                   0.06%       0.55%      0.01%    0.40%     1.02%         --        1.02%
   AQR Global Risk Balanced Portfolio            0.61%       0.25%      0.03%    0.01%     0.90%       0.01%       0.89%
   BlackRock Global Tactical Strategies
     Portfolio                                   0.66%       0.25%      0.01%    0.12%     1.04%       0.03%       1.01%
   BlackRock High Yield Portfolio                0.60%       0.25%      0.07%    0.06%     0.98%         --        0.98%
   Clarion Global Real Estate Portfolio          0.60%       0.25%      0.04%      --      0.89%         --        0.89%
   ClearBridge Aggressive Growth Portfolio       0.55%       0.25%      0.02%      --      0.82%       0.00%       0.82%
   Goldman Sachs Mid Cap Value Portfolio         0.71%       0.25%      0.04%      --      1.00%         --        1.00%
   Harris Oakmark International Portfolio        0.77%       0.25%      0.06%      --      1.08%       0.02%       1.06%
   Invesco Balanced-Risk Allocation
     Portfolio                                   0.64%       0.25%      0.03%    0.03%     0.95%       0.03%       0.92%
   Invesco Comstock Portfolio                    0.56%       0.25%      0.02%      --      0.83%       0.02%       0.81%
   Invesco Mid Cap Value Portfolio               0.64%       0.25%      0.04%    0.08%     1.01%       0.02%       0.99%
   Invesco Small Cap Growth Portfolio            0.85%       0.25%      0.02%      --      1.12%       0.02%       1.10%
   JPMorgan Core Bond Portfolio                  0.55%       0.25%      0.02%      --      0.82%       0.13%       0.69%
   JPMorgan Global Active Allocation
     Portfolio                                   0.72%       0.25%      0.06%      --      1.03%       0.04%       0.99%
   Loomis Sayles Global Markets Portfolio        0.70%       0.25%      0.08%      --      1.03%         --        1.03%
   Met/Aberdeen Emerging Markets Equity
     Portfolio                                   0.88%       0.25%      0.14%      --      1.27%       0.05%       1.22%
   Met/Eaton Vance Floating Rate Portfolio       0.60%       0.25%      0.07%      --      0.92%         --        0.92%
   Met/Franklin Low Duration Total Return
     Portfolio                                   0.49%       0.25%      0.05%      --      0.79%       0.02%       0.77%
   Met/Templeton International Bond
     Portfolio                                   0.60%       0.25%      0.13%      --      0.98%         --        0.98%
   MetLife Asset Allocation 100 Portfolio        0.07%       0.25%      0.01%    0.68%     1.01%         --        1.01%
   MetLife Balanced Plus Portfolio               0.24%       0.25%        --     0.42%     0.91%       0.00%       0.91%
   MetLife Multi-Index Targeted Risk
     Portfolio                                   0.17%       0.25%      0.02%    0.22%     0.66%         --        0.66%
   MetLife Small Cap Value Portfolio             0.75%       0.25%      0.02%    0.07%     1.09%       0.00%       1.09%
   MFS(R) Research International Portfolio       0.69%       0.25%      0.07%      --      1.01%       0.06%       0.95%
   PanAgora Global Diversified Risk
     Portfolio                                   0.65%       0.25%      0.60%    0.04%     1.54%       0.20%       1.34%
   PIMCO Inflation Protected Bond Portfolio      0.47%       0.25%      0.15%      --      0.87%       0.01%       0.86%
   PIMCO Total Return Portfolio                  0.48%       0.25%      0.04%      --      0.77%       0.04%       0.73%
--------------------------------------------------------------------------------------------------------------------------

                                                        DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                             MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
INVESTMENT PORTFOLIO                            FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------------
   Pyramis(R) Government Income Portfolio       0.42%       0.25%      0.03%      --      0.70%       0.00%       0.70%
   Pyramis(R) Managed Risk Portfolio            0.45%       0.25%      0.04%    0.53%     1.27%       0.11%       1.16%
   Schroders Global Multi-Asset Portfolio       0.64%       0.25%      0.08%    0.01%     0.98%         --        0.98%
   SSGA Growth and Income ETF Portfolio         0.31%       0.25%        --     0.22%     0.78%         --        0.78%
   SSGA Growth ETF Portfolio                    0.32%       0.25%      0.02%    0.24%     0.83%         --        0.83%
   T. Rowe Price Large Cap Value Portfolio      0.57%       0.25%      0.02%      --      0.84%         --        0.84%
   T. Rowe Price Mid Cap Growth Portfolio       0.75%       0.25%      0.03%      --      1.03%         --        1.03%
METROPOLITAN SERIES FUND
   Baillie Gifford International Stock
     Portfolio                                  0.79%       0.25%      0.07%      --      1.11%       0.12%       0.99%
   Barclays Aggregate Bond Index Portfolio      0.25%       0.30%      0.03%      --      0.58%       0.01%       0.57%
   BlackRock Ultra-Short Term Bond
     Portfolio                                  0.34%       0.25%      0.03%      --      0.62%       0.02%       0.60%
   Frontier Mid Cap Growth Portfolio            0.71%       0.25%      0.03%      --      0.99%       0.02%       0.97%
   Jennison Growth Portfolio                    0.60%       0.25%      0.02%      --      0.87%       0.08%       0.79%
   Met/Artisan Mid Cap Value Portfolio          0.81%       0.25%      0.03%      --      1.09%         --        1.09%
   Met/Dimensional International Small
     Company Portfolio                          0.81%       0.25%      0.14%      --      1.20%       0.01%       1.19%
   Met/Wellington Core Equity
     Opportunities Portfolio                    0.70%       0.25%      0.02%      --      0.97%       0.12%       0.85%
   MetLife Asset Allocation 20 Portfolio        0.09%       0.25%      0.02%    0.52%     0.88%       0.01%       0.87%
   MetLife Asset Allocation 40 Portfolio        0.06%       0.25%        --     0.56%     0.87%         --        0.87%
   MetLife Asset Allocation 60 Portfolio        0.05%       0.25%        --     0.60%     0.90%         --        0.90%
   MetLife Asset Allocation 80 Portfolio        0.05%       0.25%        --     0.65%     0.95%         --        0.95%
   MetLife Mid Cap Stock Index Portfolio        0.25%       0.30%      0.04%    0.01%     0.60%       0.00%       0.60%
   MetLife Stock Index Portfolio                0.25%       0.25%      0.02%      --      0.52%       0.01%       0.51%
   MFS(R) Value Portfolio                       0.70%       0.25%      0.02%      --      0.97%       0.14%       0.83%
   MSCI EAFE(R) Index Portfolio                 0.30%       0.30%      0.10%    0.01%     0.71%       0.00%       0.71%
   Neuberger Berman Genesis Portfolio           0.81%       0.25%      0.03%      --      1.09%       0.01%       1.08%
   Russell 2000(R) Index Portfolio              0.25%       0.30%      0.06%    0.01%     0.62%       0.00%       0.62%
   T. Rowe Price Large Cap Growth
     Portfolio                                  0.60%       0.25%      0.02%      --      0.87%       0.02%       0.85%
   Van Eck Global Natural Resources
     Portfolio                                  0.78%       0.25%      0.03%      --      1.06%       0.01%       1.05%
   Western Asset Management Strategic
     Bond Opportunities Portfolio               0.59%       0.25%      0.04%      --      0.88%       0.04%       0.84%
   Western Asset Management U.S.
     Government Portfolio                       0.47%       0.25%      0.02%      --      0.74%       0.01%       0.73%
-------------------------------------------------------------------------------------------------------------------------

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

   AB Global Dynamic Allocation Portfolio (Class B)*
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)* American Funds(R) Balanced Allocation Portfolio (Class C)
   American Funds(R) Growth Allocation Portfolio (Class C)
   American Funds(R) Growth Portfolio (Class C)
   American Funds(R) Moderate Allocation Portfolio (Class C)
   AQR Global Risk Balanced Portfolio (Class B)*
   BlackRock Global Tactical Strategies Portfolio (Class B)*
   BlackRock High Yield Portfolio (Class B)
   Clarion Global Real Estate Portfolio (Class B)
   ClearBridge Aggressive Growth Portfolio (Class B)
   Goldman Sachs Mid Cap Value Portfolio (Class B)
   Harris Oakmark International Portfolio (Class B)
   Invesco Balanced-Risk Allocation Portfolio (Class B)*
   Invesco Comstock Portfolio (Class B)
   Invesco Mid Cap Value Portfolio (Class B)
   Invesco Small Cap Growth Portfolio (Class B)
   JPMorgan Core Bond Portfolio (Class B)
   JPMorgan Global Active Allocation Portfolio (Class B)*
   Loomis Sayles Global Markets Portfolio (Class B)
   Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R) Emerging Markets Equity Portfolio)
   Met/Eaton Vance Floating Rate Portfolio (Class B)
   Met/Franklin Low Duration Total Return Portfolio (Class B)
   Met/Templeton International Bond Portfolio (Class B)#
   MetLife Asset Allocation 100 Portfolio (Class B)
   MetLife Balanced Plus Portfolio (Class B)*
   MetLife Multi-Index Targeted Risk Portfolio (Class B)*
   MetLife Small Cap Value Portfolio (Class B)
   MFS(R) Research International Portfolio (Class B)
   PanAgora Global Diversified Risk Portfolio (Class B)*
   PIMCO Inflation Protected Bond Portfolio (Class B)
   PIMCO Total Return Portfolio (Class B)
   Pyramis(R) Government Income Portfolio (Class B)*
   Pyramis(R) Managed Risk Portfolio (Class B)*
   Schroders Global Multi-Asset Portfolio (Class B)*
   SSGA Growth and Income ETF Portfolio (Class B)
   SSGA Growth ETF Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio (Class B)
   T. Rowe Price Mid Cap Growth Portfolio (Class B)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:

   Baillie Gifford International Stock Portfolio (Class B)

   Barclays Aggregate Bond Index Portfolio (Class G)*
   BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)
   Frontier Mid Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)
   Met/Artisan Mid Cap Value Portfolio (Class B)
   Met/Dimensional International Small Company Portfolio (Class B) Met/Wellington Core Equity Opportunities Portfolio (Class B)
   MetLife Asset Allocation 20 Portfolio (Class B)
   MetLife Asset Allocation 40 Portfolio (Class B)
   MetLife Asset Allocation 60 Portfolio (Class B)
   MetLife Asset Allocation 80 Portfolio (Class B)
   MetLife Mid Cap Stock Index Portfolio (Class G)
   MetLife Stock Index Portfolio (Class B)
   MFS(R) Value Portfolio (Class B)
   MSCI EAFE(R) Index Portfolio (Class G)
   Neuberger Berman Genesis Portfolio (Class B)
   Russell 2000(R) Index Portfolio (Class G)
   T. Rowe Price Large Cap Growth Portfolio (Class B)
   Van Eck Global Natural Resources Portfolio (Class B)#
   Western Asset Management Strategic Bond Opportunities Portfolio (Class B) Western Asset Management U.S. Government Portfolio (Class B)

* If you elect a GMIB Max rider, or a GMIB Max rider and an EDB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max Rider, or a GMIB Max rider and an EDB Max rider.

# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

AB Global Dynamic Allocation           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio (Class B)*                   current income.                        Subadviser: AllianceBernstein L.P.
Allianz Global Investors Dynamic       Seeks total return.                    MetLife Advisers, LLC
Multi-Asset Plus Portfolio (Class B)*                                         Subadviser: Allianz Global Investors
                                                                              U.S. LLC
American Funds(R) Balanced Allocation  Seeks a balance between a high level   MetLife Advisers, LLC
Portfolio (Class C)                    of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.               MetLife Advisers, LLC
Portfolio (Class C)
American Funds(R) Growth Portfolio     Seeks to achieve growth of capital.    MetLife Advisers, LLC; Capital
(Class C)                                                                     Research and Management Company
American Funds(R) Moderate Allocation  Seeks a high total return in the form  MetLife Advisers, LLC
Portfolio (Class C)                    of income and growth of capital, with
                                       a greater emphasis on income.
AQR Global Risk Balanced Portfolio     Seeks total return.                    MetLife Advisers, LLC
(Class B)*                                                                    Subadviser: AQR Capital Management,
                                                                              LLC
BlackRock Global Tactical Strategies   Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio (Class B)*                   current income.                        Subadviser: BlackRock Financial
                                                                              Management, Inc.
BlackRock High Yield Portfolio         Seeks to maximize total return,        MetLife Advisers, LLC
(Class B)                              consistent with income generation and  Subadviser: BlackRock Financial
                                       prudent investment management.         Management, Inc.
Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
(Class B)                              in real estate securities,             Subadviser: CBRE Clarion Securities
                                       emphasizing both capital appreciation  LLC
                                       and current income.
ClearBridge Aggressive Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: ClearBridge Investments,
                                                                              LLC
Goldman Sachs Mid Cap Value Portfolio  Seeks long-term capital appreciation.  MetLife Advisers, LLC
(Class B)                                                                     Subadviser: Goldman Sachs Asset
                                                                              Management, L.P.
Harris Oakmark International           Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation       Seeks total return.                    MetLife Advisers, LLC
Portfolio (Class B)*                                                          Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)   Seeks capital growth and income.       MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio        Seeks high total return by investing   MetLife Advisers, LLC
(Class B)                              in equity securities of mid-sized      Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.     MetLife Advisers, LLC
(Class B)                                                                     Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio (Class B) Seeks to maximize total return.        MetLife Advisers, LLC
                                                                              Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
JPMorgan Global Active Allocation      Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio (Class B)*                   current income.                        Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return     MetLife Advisers, LLC
Portfolio (Class B)                    through a combination of capital       Subadviser: Loomis, Sayles &
                                       appreciation and income.               Company, L.P.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
Met/Aberdeen Emerging Markets Equity   Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio (Class B) (formerly MFS(R)                                          Subadviser: Aberdeen Asset Managers
Emerging Markets Equity Portfolio)                                            Limited
Met/Eaton Vance Floating Rate          Seeks a high level of current income.  MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Eaton Vance Management
Met/Franklin Low Duration Total        Seeks a high level of current income,  MetLife Advisers, LLC
Return Portfolio (Class B)             while seeking preservation of          Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.
Met/Templeton International Bond       Seeks current income with capital      MetLife Advisers, LLC
Portfolio (Class B)#                   appreciation and growth of income.     Subadviser: Franklin Advisers, Inc.
MetLife Asset Allocation 100           Seeks growth of capital.               MetLife Advisers, LLC
Portfolio (Class B)
MetLife Balanced Plus Portfolio        Seeks a balance between a high level   MetLife Advisers, LLC
(Class B)*                             of current income and growth of        Subadviser: Overlay Portion: Pacific
                                       capital, with a greater emphasis on    Investment Management Company
                                       growth of capital.                     LLC
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of      MetLife Advisers, LLC
Portfolio (Class B)*                   capital and current income, with a     Subadviser: Overlay Portion: MetLife
                                       greater emphasis on growth of capital. Investment Advisors, LLC
MetLife Small Cap Value Portfolio      Seeks long-term capital appreciation.  MetLife Advisers, LLC
(Class B)                                                                     Subadvisers: Delaware Investments
                                                                              Fund Advisers; Wells Capital
                                                                              Management Incorporated (formerly
                                                                              Third Avenue Management LLC)
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Massachusetts Financial
                                                                              Services Company
PanAgora Global Diversified Risk       Seeks total return.                    MetLife Advisers, LLC
Portfolio (Class B)*                                                          Subadviser: PanAgora Asset
                                                                              Management, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return, consistent  MetLife Advisers, LLC
Portfolio (Class B)                    with preservation of capital and       Subadviser: Pacific Investment
                                       prudent investment management.         Management Company LLC
PIMCO Total Return Portfolio (Class B) Seeks maximum total return,            MetLife Advisers, LLC
                                       consistent with the preservation of    Subadviser: Pacific Investment
                                       capital and prudent investment         Management Company LLC
                                       management.
Pyramis(R) Government Income           Seeks a high level of current income,  MetLife Advisers, LLC
Portfolio (Class B)*                   consistent with preservation of        Subadviser: FIAM LLC
                                       principal.
Pyramis(R) Managed Risk Portfolio      Seeks total return.                    MetLife Advisers, LLC
(Class B)*                                                                    Subadviser: FIAM LLC
Schroders Global Multi-Asset           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio (Class B)*                   current income.                        Subadvisers: Schroder Investment
                                                                              Management North America Inc.;
                                                                              Schroder Investment Management
                                                                              North America Limited
SSGA Growth and Income ETF Portfolio   Seeks growth of capital and income.    MetLife Advisers, LLC
(Class B)                                                                     Subadviser: SSGA Funds Management,
                                                                              Inc.
SSGA Growth ETF Portfolio (Class B)    Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: SSGA Funds Management,
                                                                              Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio (Class B)                    by investing in common stocks          Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income is  Inc.
                                       a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: T. Rowe Price Associates,
                                                                              Inc.
METROPOLITAN SERIES FUND

Baillie Gifford International Stock    Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Baillie Gifford Overseas
                                                                              Limited
Barclays Aggregate Bond Index          Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio (Class G)*                   Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife Investment
                                                                              Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income   MetLife Advisers, LLC
Portfolio (Class B) (formerly          consistent with preservation of        Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio)      capital.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
Frontier Mid Cap Growth Portfolio      Seeks maximum capital appreciation.    MetLife Advisers, LLC
(Class B)                                                                     Subadviser: Frontier Capital
                                                                              Management Company, LLC
Jennison Growth Portfolio (Class B)    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC
Met/Artisan Mid Cap Value Portfolio    Seeks long-term capital growth.        MetLife Advisers, LLC
(Class B)                                                                     Subadviser: Artisan Partners Limited
                                                                              Partnership
Met/Dimensional International Small    Seeks long-term capital appreciation.  MetLife Advisers, LLC
Company Portfolio (Class B)                                                   Subadviser: Dimensional Fund
                                                                              Advisors LP
Met/Wellington Core Equity             Seeks to provide a growing stream of   MetLife Advisers, LLC
Opportunities Portfolio (Class B)      income over time and, secondarily,     Subadviser: Wellington Management
                                       long-term capital appreciation and     Company LLP
                                       current income.
MetLife Asset Allocation 20 Portfolio  Seeks a high level of current income,  MetLife Advisers, LLC
(Class B)                              with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40 Portfolio  Seeks high total return in the form    MetLife Advisers, LLC
(Class B)                              of income and growth of capital, with
                                       a greater emphasis on income.
MetLife Asset Allocation 60 Portfolio  Seeks a balance between a high level   MetLife Advisers, LLC
(Class B)                              of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80 Portfolio  Seeks growth of capital.               MetLife Advisers, LLC
(Class B)
MetLife Mid Cap Stock Index Portfolio  Seeks to track the performance of the  MetLife Advisers, LLC
(Class G)                              Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                       Composite Stock Price Index.           Advisors, LLC
MetLife Stock Index Portfolio          Seeks to track the performance of the  MetLife Advisers, LLC
(Class B)                              Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Advisors, LLC
MFS(R) Value Portfolio (Class B)       Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
MSCI EAFE(R) Index Portfolio (Class G) Seeks to track the performance of the  MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                              Advisors, LLC
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting    MetLife Advisers, LLC
(Class B)                              principally of capital appreciation.   Subadviser: Neuberger Berman
                                                                              Investment Advisers LLC
Russell 2000(R) Index Portfolio        Seeks to track the performance of the  MetLife Advisers, LLC
(Class G)                              Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                              Advisors, LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: T. Rowe Price Associates,
                                                                              Inc.
Van Eck Global Natural Resources       Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio (Class B)#                   with income as a secondary             Subadviser: Van Eck Associates
                                       consideration.                         Corporation
Western Asset Management Strategic     Seeks to maximize total return         MetLife Advisers, LLC
Bond Opportunities Portfolio (Class B) consistent with preservation of        Subadviser: Western Asset
                                       capital.                               Management Company
Western Asset Management U.S.          Seeks to maximize total return         MetLife Advisers, LLC
Government Portfolio (Class B)         consistent with preservation of        Subadviser: Western Asset
                                       capital and maintenance of liquidity.  Management Company

* If you elect a GMIB Max rider, or a GMIB Max rider and an EDB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max Rider, or a GMIB Max rider and an EDB Max rider.

# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")